Common Stock Reserved for Issuance (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock Reserved for Issuance
Common stock, shares authorized	1,000,000,000	100,000,000	75,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized prior to IPO	100,000,000
Shares of common stock reserved for issuance, on an as-if-converted basis
Exercise of stock options to purchase common stock (in shares)	7,359,661	6,581,481	4,587,344	2,350,977
Issuances of shares available under stock option plans (in shares)	3,486,149	928,105	1,776,912	2,538,359
Vesting of restricted stock units (in shares)	422,894	328,466
Employee stock purchase plan (in shares)	738,032
Conversion of convertible preferred stock (in shares)		25,876,142	25,033,684	21,245,808
Common stock reserved for issuance (in shares)	12,006,736	33,714,194	31,397,940	26,135,144